Note 6 - Stockholder's Equity (Details Textual) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 30, 2023	Jul. 29, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 28, 2022
Preferred Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in shares)			20,000,000	20,000,000
Preferred Stock, Shares Outstanding (in shares)		145,130,628	0	0
Business Acquisition, Transaction Costs				$ 9,200,000	$ 11,000
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Increase (Decrease) Fair Value of Liability for Common Stock to be Issued				$ (205,000)	$ 0
Proceeds from Issuance of Common Stock				$ 2,500,000	$ 0
Nasdaq Capital [Member]
Sale of Stock, Price Per Share (in dollars per share)			$ 3.00	$ 3.00
Number of Trading Days for Determining Share Price (Day)			10 days	10 days
Lincoln Park Purchase Agreement [Member]
Equity Method Investment, Ownership Percentage			4.99%	4.99%
Lincoln Park Capital Fund [Member]
Sale of Stock, Number of Shares Issued in Transaction (in shares)			500,000	500,000
Stock Issued During Period, Shares, New Issues (in shares)				616,684
Number of Trading Days for Determining Share Price (Day)			90 days	90 days
Stock Issued During Period, Value, Other			$ 1,000,000.0	$ 1,000,000.0
Increase (Decrease) Fair Value of Liability for Common Stock to be Issued				205,000
Proceeds from Issuance of Common Stock				2,500,000
Purchase Share [Member] | Lincoln Park Capital Fund [Member]
Maximum Amount of Purchase of Common Stock			50,000,000.0	50,000,000.0
Stock Issued During Period, Shares, New Issues (in shares)		150,000
Commitment Shares [Member] | Lincoln Park Capital Fund [Member]
Stock Issued During Period, Value, Other				$ 1,500,000
Commitment Shares [Member] | Lincoln Park Capital Fund [Member] | Maximum [Member]
Sale of Stock, Number of Shares Issued in Transaction (in shares)				500,000
Convertible and Non-convertible Unsecured Promissory Notes [Member]
Repayments of Debt		$ 900,000
Two Thousand Twenty Two P I P E [Member]
Sale of Stock, Consideration Received on Transaction		19,000,000.0
Asset, Held-in-Trust		4,500,000
Proceeds from Sale, Maturity and Collection of Investments		$ 14,500,000
Business Acquisition, Transaction Costs				$ 9,200,000
Sale of Stock, Number of Shares Issued in Transaction (in shares)		1,452,000
Sale of Stock, Price Per Share (in dollars per share)		$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 11.50
Two Thousand Twenty Two P I P E [Member] | Private Placement [Member]
Business Acquisition, Transaction Costs			700,000
Sale of Stock, Number of Shares Issued in Transaction (in shares)	1,995,708
Sale of Stock, Price Per Share (in dollars per share)	$ 1.40
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1.40
Gross Proceeds from Issuance of Shares	$ 2,800,000
Transaction Costs Paid in Cash			300,000
Accrued Transaction Costs			$ 400,000
Cash Fee, Percentage of Gross Proceeds from Sale of Shares	7.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	99,785
Percentage of Exercise Price, Warrants	125.00%
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 1.75
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)						$ 0.001
Preferred Stock, Shares Outstanding (in shares)		79,090,623